Subsequent Events (Details Narrative) - USD ($)								1 Months Ended		3 Months Ended
	Oct. 02, 2023	Feb. 17, 2023	Feb. 14, 2023	Jan. 30, 2023	Jan. 18, 2023	Jan. 10, 2023	Jan. 14, 2022	Nov. 30, 2023	Oct. 31, 2023	Sep. 30, 2023	Jun. 30, 2023	Mar. 31, 2023	Mar. 31, 2022
Subsequent Event [Line Items]
Number of shares issued, value													$ 300,000
Shares issued							575,558
Received deposits										$ 866,600
Common stock subscriptions shares										26,211,000
Common Stock [Member] | Investor [Member]
Subsequent Event [Line Items]
Number of shares issued, value												$ 37,500
Common stock shares sold										23,791,000	8,940,000
Common stock value										$ 807,800	$ 194,300
Subsequent Event [Member]
Subsequent Event [Line Items]
Shares issued	3,496,616							56,976	459,279
Principal amount	$ 50,000
Accrued interest	3,682
Other fees	900
Common stock shares sold								15,400,000	15,400,000
Common stock value								$ 770,000	$ 770,000
Conversion price								$ 0.087	$ 0.032
Subsequent Event [Member] | Lease Agreements [Member]
Subsequent Event [Line Items]
Monthly rental payments	$ 15,356
Term	2 years
Expiring date	Sep. 30, 2025
Subsequent Event [Member] | Common Stock [Member] | Tysadco Partners L L C [Member]
Subsequent Event [Line Items]
Number of shares issued			999,429	1,329,345	1,397,787	1,584,427
Share price			$ 0.0824	$ 0.038	$ 0.026	$ 0.025
Subsequent Event [Member] | Common Stock [Member] | Gary Rodney [Member]
Subsequent Event [Line Items]
Number of shares issued					6,250,000
Share price					$ 0.02
Subsequent Event [Member] | Common Stock [Member] | Ralph Hofmeier [Member]
Subsequent Event [Line Items]
Number of shares issued					702,523
Share price					$ 0.05
Subsequent Event [Member] | Common Stock [Member] | Investor [Member]
Subsequent Event [Line Items]
Number of shares issued		125,000	250,000
Share price		$ 0.10	$ 0.10
Number of shares issued, value		$ 12,500	$ 25,000